Preferred Stock	12 Months Ended
Dec. 31, 2024
Preferred Stock
Preferred Stock

9. Preferred Stock

On June 17, 2021 and on December 3, 2021, Ardmore issued 25,000 shares and 15,000 shares, respectively, of Series A Cumulative Redeemable Perpetual Preferred Shares (“Series A Preferred Stock”) to an affiliate of Maritime Partners LLC. The liquidation preference of the Series A Preferred Stock is $1,000.00 per share. The shares of Series A Preferred Stock accrue cumulative dividends, whether or not declared, at an initial annual rate of 8.5% per $1,000.00 of liquidation preference per share, which rate may change based on certain matters. Dividends are payable on January 30, April 30, July 30 and October 30 of each year, commencing July 30, 2021. So long as any share of the Series A Preferred Stock remains outstanding, no cash dividend may be declared or paid on Ardmore’s common stock unless, among other things, all accrued and unpaid dividends have been paid on the Series A Preferred Stock. The Company may redeem, in whole or in part, the shares of Series A Preferred Stock outstanding, at a cash redemption price equal to (a) 103% of the liquidation preference per share plus any accumulated and unpaid dividends on or after the third anniversary of the original issuance date of the Series A Preferred Stock and prior to the fourth anniversary, (b) 102% of the liquidation preference per share plus any accumulated and unpaid dividends after such fourth anniversary and prior to the fifth anniversary and (c) 100% of the liquidated preference per share plus any accumulated and unpaid dividends after such fifth anniversary.

The Series A Preferred Stock is redeemable, in whole or in part, upon the election of the Company or the holder of shares of Series A Preferred Stock, upon the occurrence of certain change of control events, including if a person or group becomes the beneficial owner of a majority of Ardmore’s total voting power. As it is possible, regardless of the probability of such occurrence, that a person or group could acquire beneficial ownership of a majority of the voting power of Ardmore’s outstanding common stock without Company approval and thereby trigger a “change of control,” the Series A Preferred Stock is classified as temporary equity for accounting purposes. The Company’s obligations to the holder of shares of Series A Preferred Stock are secured by a pledge of the Company’s stake in E1. The Series A Preferred Stock is presented in the Company’s financial statements net of the related stock issuance costs.

As part of the issuance of the Preferred Stock to Maritime Partners, the Company agreed that Maritime Partners shall have the right to a profits interest of 20% of all cash or in-kind distributions and proceeds received in respect of the E1 investment which can only be distributed after the Company receives its return of its initial investment of $9.3 million.  As the agreement includes a mandatory redemption date for the profits interest that is the 10th anniversary of the date of the agreement, it renders the profits interest as a liability which is required to be marked to fair value each period with changes in the fair value recorded directly in earnings.  The Company recorded a liability of $0.3 million, which is included in non-current liabilities in the consolidated balance sheet as of December 31, 2024 (December 31, 2023 $1.0 million).

On December 10, 2024, the Company completed the redemption of 10,000 shares of its Series A Preferred Stock at a redemption value of $10.3 million. This equates to 103% of the liquidation preference per share, plus any accumulated and unpaid dividends, which was recorded in Preferred dividends in the consolidated statements of operations. The redemption of 10,000 shares equates to 25% of the Company’s outstanding Series A Preferred Stock. As the fair value of the preferred stock redemption was greater than the carrying amount, a loss on extinguishment of $0.7 million was recognized during the year ended December 31, 2024, which was recorded in Extinguishment of Preferred Stock in the consolidated statements of operations. No corresponding extinguishment of preferred stock was recorded during the year ended December 31, 2023.

The Company paid $3.8 million, including $0.3 million in premium on the redemption of 10,000 shares of its Series A Preferred Stock during the year ended December 31, 2024. The Company paid $3.4 million in preferred stock dividends during the year ended December 31, 2023. The Company accrued $0.4 million and $0.6 million of preferred stock dividends as of December 31, 2024 and December 31, 2023 respectively.